Lease liabilities - Components of lease (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Lease liabilities
Non-current	$ 303.7		$ 311.7
Current	62.3		60.7
Total lease liabilities	366.0		$ 372.4
Lease payments	$ 32.4	$ 24.5